Accrued expenses	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	Accrued expenses

in CHF thousands	2022	2021
Accrued project costs and royalties	2,167	3,410
Accrued payroll and bonuses	4,763	6,002
Other	571	563
Balance at December 31	7,501	9,975